Basic And Diluted Weighted Average Common Shares (Tables)	12 Months Ended
Feb. 01, 2015
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The reconciliation of basic to diluted weighted average common shares for fiscal 2014, 2013 and 2012 was as follows (amounts in millions):

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
Weighted average common shares	1,338	1,425	1,499
Effect of potentially dilutive securities:
Stock plans	8	9	12
Diluted weighted average common shares	1,346	1,434	1,511